Annual Fund Operating Expenses - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Class K Shares	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.11%	[2],[3]
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	0.73%	[3]
Fee Waiver or Reimbursement	(0.11%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.62%	[1],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive the management fee of the Fund with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.62% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.